MEMBERS' EQUITY OF NERDY LLC - Schedule of Unit Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2021
Increase (Decrease) in Temporary Equity [Roll Forward]
Redeemable preferred unit accretion		$ (219,257)
Reverse Recapitalization	$ (470,011)
Beginning of period and end of period		378,796
Beginning of period and end of period		$ 378,796
Class B Redeemable Preferred Units
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning of period (in units)	25,920,000	25,920,000
Redeemable preferred unit accretion (in units)		0
Reverse Recapitalization (in shares)	(25,920,000)
End of period (in units)	0	25,920,000
Beginning of period	$ 259,638	$ 109,492
Redeemable preferred unit accretion		150,146
Reverse Recapitalization	(259,638)
End of period	$ 0	259,638
Beginning of period and end of period		259,638	$ 259,638
Beginning of period and end of period		$ 259,638	$ 259,638
Beginning of period (in units)	0	25,920,000	25,920,000
End of period (in units)	0	25,920,000	25,920,000
Class C Redeemable Preferred Units
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning of period (in units)	11,895,000	11,895,000
Redeemable preferred unit accretion (in units)		0
Reverse Recapitalization (in shares)	(11,895,000)
End of period (in units)	0	11,895,000
Beginning of period	$ 119,158	$ 50,047
Redeemable preferred unit accretion		69,111
Reverse Recapitalization	(119,158)
End of period	$ 0	119,158
Beginning of period and end of period		119,158	$ 119,158
Beginning of period and end of period		$ 119,158	$ 119,158
Beginning of period (in units)	0	11,895,000	11,895,000
End of period (in units)	0	11,895,000	11,895,000